Employee benefit expense	12 Months Ended
Dec. 31, 2020
Classes Of Employee Benefits Expense [Abstract]
Employee benefit expense

18. Employee benefit expense

The following employee benefit expenses are included in cost of products and services sold, administration, exploration, research and development and property, plant and equipment:

	2020	2019

Wages and salaries	$226,725	$238,000
Statutory and company benefits	41,299	41,972
Expenses related to defined benefit plans [note 25]	5,256	4,790
Expenses related to defined contribution plans [note 25]	12,410	11,767
Equity-settled share-based compensation [note 24]	9,738	17,469
Cash-settled share-based compensation [note 24]	27,241	(1,437)

Total	$322,669	$312,561